SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 02, 2021	Aug. 04, 2021	Jul. 04, 2021
Subsequent Event [Line Items]
Purchase price per share			$ 1.23
Number of ordinary shares of company reserved for issuance		2,500,000
Stock option [Member]
Subsequent Event [Line Items]
Number of shares approved to officers and certain employees		700,000
Vesting period		4 years
RSU's [Member]
Subsequent Event [Line Items]
Number of shares approved to officers and certain employees		300,000
Vesting period		4 years
Investor Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued under registered direct offering	25,925,926
Number of shares issued upon the exercise of warrants	25,925,926
Purchase price per share	$ 1.35
Proceeds from issuance of warrants	$ 35,000
Exercise price	$ 1.50
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued upon the exercise of warrants	1,296,296
Proceeds from issuance of warrants	$ 35,000
Exercise price	$ 1.6875
Net proceeds from issuance of warrants	$ 31,760
Shares issuance expenses	$ 3,240